Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Entity Central Index Key	dei_EntityCentralIndexKey	0001331971
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 25, 2021
(John Hancock Diversified Strategies Fund - Class A) | (Diversified Strategies Fund)
Prospectus [Line Items]	rr_ProspectusLineItems
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to achieve an absolute return.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to achieve an absolute return by investing in a wide spectrum of U.S. and foreign equity and fixed-income securities, as well as derivative instruments. Under normal market conditions, the fund invests both in securities directly and in shares of unaffiliated underlying investment funds, including exchange-traded funds (ETFs), that invest in a wide range of asset classes. The fund may invest in companies with any market capitalization. The fund’s fixed-income investments are not subject to any credit rating or maturity limitations and may be issued by companies and government and supranational entities around the world, including high-yield, below-investment-grade securities (junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. The manager may allocate assets based on various asset classes, sectors, duration, credit quality, or geographic mix and may reallocate assets based on its ongoing analyses of capital markets. The fund may also invest in a broad range of additional securities, including global preferred securities, bank loans, convertible securities, and other fixed-income securities. Some loans may be illiquid.

The fund also may invest extensively in derivative instruments to hedge against market losses or rate changes or for non-hedging purposes, including to invest indirectly in securities or financial markets, to gain foreign currency exposure, to manage efficiently, or to generate additional income. Derivatives may include futures, options, swaps, and swaptions and may relate to equity securities, fixed-income securities, interest rates, inflation rates, total return rates, currencies or currency exchange rates, and related indexes. The fund also may invest in restricted or illiquid securities.

Due to the fund’s use of derivative instruments, a significant portion of the fund’s assets will be invested directly or indirectly in cash and cash equivalents and money market instruments, which may include U.S. Government securities, U.S. Government agency securities, overnight and/or fixed term repurchase agreements, and money market mutual fund shares for use as margin or collateral for these derivative instruments. Such investments may generate income for the fund.

The fund may invest in unaffiliated investment companies, including ETFs, that focus their investments on alternative or non-traditional asset categories such as commodities, market neutral (long/short), global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), foreign currency trading strategies, managed futures, arbitrage strategies, and tactical investment strategies. The fund may also invest in exchange-traded notes (ETNs). The fund may enter into short sales of securities either to realize appreciation if a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

The fund and/or the unaffiliated underlying funds in which it invests may trade securities actively.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. In addition, although the manager aims to achieve an absolute return, there is no guarantee that the fund will generate positive returns. The fund’s investment strategy may not produce the intended results.

Cash and cash equivalents risk. Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective June 1, 2021, the fund changed its principal investment strategy to seek an absolute return by primarily investing directly in equity and fixed-income securities, as well as derivative instruments. The performance information presented for periods prior to June 1, 2021 reflects management of the fund consistent with investment strategies in effect during those periods and might have been different if the fund’s investments had been managed under its current investment objective and strategies.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/20
(John Hancock Diversified Strategies Fund - Class A) | (Diversified Strategies Fund) | ICE BofA 0-3 month US Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.54%
5 Years	rr_AverageAnnualReturnYear05	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(John Hancock Diversified Strategies Fund - Class A) | (Diversified Strategies Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.44%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011	[1]
(John Hancock Diversified Strategies Fund - Class A) | (Diversified Strategies Fund) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.60%)
5 Years	rr_AverageAnnualReturnYear05	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(John Hancock Diversified Strategies Fund - Class A) | (Diversified Strategies Fund) | Class A | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.00%)
5 Years	rr_AverageAnnualReturnYear05	(0.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(John Hancock Diversified Strategies Fund - Class A) | (Diversified Strategies Fund) | Class A | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.11%)
5 Years	rr_AverageAnnualReturnYear05	0.64%
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(John Hancock Diversified Strategies Fund - Class I) | (Diversified Strategies Fund)
Prospectus [Line Items]	rr_ProspectusLineItems
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to achieve an absolute return.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to achieve an absolute return by investing in a wide spectrum of U.S. and foreign equity and fixed-income securities, as well as derivative instruments. Under normal market conditions, the fund invests both in securities directly and in shares of unaffiliated underlying investment funds, including exchange-traded funds (ETFs), that invest in a wide range of asset classes. The fund may invest in companies with any market capitalization. The fund’s fixed-income investments are not subject to any credit rating or maturity limitations and may be issued by companies and government and supranational entities around the world, including high-yield, below-investment-grade securities (junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. The manager may allocate assets based on various asset classes, sectors, duration, credit quality, or geographic mix and may reallocate assets based on its ongoing analyses of capital markets. The fund may also invest in a broad range of additional securities, including global preferred securities, bank loans, convertible securities, and other fixed-income securities. Some loans may be illiquid.

The fund also may invest extensively in derivative instruments to hedge against market losses or rate changes or for non-hedging purposes, including to invest indirectly in securities or financial markets, to gain foreign currency exposure, to manage efficiently, or to generate additional income. Derivatives may include futures, options, swaps, and swaptions and may relate to equity securities, fixed-income securities, interest rates, inflation rates, total return rates, currencies or currency exchange rates, and related indexes. The fund also may invest in restricted or illiquid securities.

Due to the fund’s use of derivative instruments, a significant portion of the fund’s assets will be invested directly or indirectly in cash and cash equivalents and money market instruments, which may include U.S. Government securities, U.S. Government agency securities, overnight and/or fixed term repurchase agreements, and money market mutual fund shares for use as margin or collateral for these derivative instruments. Such investments may generate income for the fund.

The fund may invest in unaffiliated investment companies, including ETFs, that focus their investments on alternative or non-traditional asset categories such as commodities, market neutral (long/short), global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), foreign currency trading strategies, managed futures, arbitrage strategies, and tactical investment strategies. The fund may also invest in exchange-traded notes (ETNs). The fund may enter into short sales of securities either to realize appreciation if a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

The fund and/or the unaffiliated underlying funds in which it invests may trade securities actively.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. In addition, although the manager aims to achieve an absolute return, there is no guarantee that the fund will generate positive returns. The fund’s investment strategy may not produce the intended results.

Cash and cash equivalents risk. Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective June 1, 2021, the fund changed its principal investment strategy to seek an absolute return by primarily investing directly in equity and fixed-income securities, as well as derivative instruments. The performance information presented for periods prior to June 1, 2021 reflects management of the fund consistent with investment strategies in effect during those periods and might have been different if the fund’s investments had been managed under its current investment objective and strategies.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/20
(John Hancock Diversified Strategies Fund - Class I) | (Diversified Strategies Fund) | ICE BofA 0-3 month US Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.54%
5 Years	rr_AverageAnnualReturnYear05	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(John Hancock Diversified Strategies Fund - Class I) | (Diversified Strategies Fund) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.44%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011	[2]
(John Hancock Diversified Strategies Fund - Class I) | (Diversified Strategies Fund) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.43%)
5 Years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(John Hancock Diversified Strategies Fund - Class I) | (Diversified Strategies Fund) | Class I | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.85%)
5 Years	rr_AverageAnnualReturnYear05	(0.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
(John Hancock Diversified Strategies Fund - Class I) | (Diversified Strategies Fund) | Class I | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.04%)
5 Years	rr_AverageAnnualReturnYear05	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011

[1]	Prior to June 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective June 1, 2021, the fund’s primary benchmark index is the ICE BofA 0-3 month US Treasury Index. The ICE BofA 0-3 month US Treasury Index is better aligned with the fund’s investment strategy.
[2]	Prior to June 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective June 1, 2021, the fund’s primary benchmark index is the ICE BofA 0-3 month US Treasury Index. The ICE BofA 0-3 month US Treasury Index is better aligned with the fund’s investment strategy.